Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Impact on Profit and Equity of a 5 % strengthening of the US Dollar versus the Canadian Dollar

December 31, 2019	Profit of (Loss)
5% strengthening
CDN Current assets	$(19,687)
CDN Accounts payable and accrued liabilities	$52,228
$32,541

December 31, 2018
5% strengthening
CDN Current assets	$(10,155)
CDN Accounts payable and accrued liabilities	$202,214

$192,059